Investment Objectives and Goals	Oct. 28, 2026
Brandes U.S. Small-Mid Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Brandes U.S. Small-Mid Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes U.S. Small-Mid Cap Value ETF (the “Fund”) seeks long term capital appreciation.
Brandes U.S. Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Brandes U.S. Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes U.S. Value ETF (the “Fund”) seeks long term capital appreciation.
Brandes International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Brandes International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes International ETF (the “Fund”) seeks long term capital appreciation.